Note 17 - Segment Information (Details) - Financial Information Regarding Each Reportable Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		18 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Net Sales:
Net Sales	$ 189,132	$ 67,155	[1]	$ 188,433	$ 189,992	$ 182,132	$ 182,395	$ 180,427	$ 186,203	$ 182,195	$ 372,124	$ 118,239	$ 627,712	$ 731,220	$ 728,773	$ 372,858
Operating profit (loss):
Operating Profit (loss)	5,606				36,632						66,408	(195,632)	91,749	115,097	55,948	9,598
Performance Materials [Member]
Net Sales:
Net Sales	147,129				145,274						284,098	92,671	481,823	559,520	568,578	290,240
Operating profit (loss):
Operating Profit (loss)	16,641				27,115						48,563	(109,043)	73,588	82,101	30,331	25,480
Graphic Solutions [Member]
Net Sales:
Net Sales	42,003				44,718						88,026	25,568	145,889	171,700	160,195	82,618
Operating profit (loss):
Operating Profit (loss)	$ (11,035)				$ 9,517						$ 17,845	$ (86,589)	$ 18,161	$ 32,996	$ 25,617	$ (15,882)

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.